Summary of Significant Accounting Policies - Basic and Diluted Net Income (Loss) (Detail) - USD ($)	2 Months Ended		3 Months Ended			5 Months Ended	8 Months Ended	11 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income	$ 0		$ (47,151)					$ (228,281)
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted net income per share, Class A				$ (0.11)	$ (0.45)	$ (0.45)	$ (0.55)	$ (2.64)
Numerator: Net Loss minus Redeemable Net Earnings
Net income (loss)	$ (1,000)	$ (1,000)	10,361,129	$ (1,054,714)	$ (4,608,798)	$ (4,609,798)	$ (5,664,512)	$ (27,235,908)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted				10,350,000	10,350,000	10,350,000	10,350,000	10,350,000
Basic and diluted net loss per share, Class B				$ (0.11)	$ (0.45)	$ (0.45)	$ (0.55)	$ (2.64)
Redeemable Common Stock Class A
Numerator: Earnings allocable to Redeemable Class A Common Stock
Interest Income			47,151					$ 228,281
Income and Franchise Tax			$ (47,151)					(190,398)
Net Earnings								$ 37,883
Denominator: Weighted Average Redeemable Class A Common Stock
Redeemable Class A Common Stock, Basic and Diluted			41,400,000					41,400,000
Numerator: Net Loss minus Redeemable Net Earnings
Lees: Redeemable Net Earnings								$ (37,883)
Common Class A
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted net income per share, Class A	$ 0		$ 0.00					$ 0
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	0		41,400,000					41,400,000
Basic and diluted net loss per share, Class B	$ 0		$ 0.00					$ 0
Common Class B
Numerator: Earnings allocable to Redeemable Class A Common Stock
Net Earnings								$ 37,883
Denominator: Weighted Average Redeemable Class A Common Stock
Basic and diluted net income per share, Class A	$ 0		$ 1.00					$ (2.64)
Numerator: Net Loss minus Redeemable Net Earnings
Net income (loss)	$ (1,000)		$ 10,361,129					$ (27,235,908)
Lees: Redeemable Net Earnings								(37,883)
Non-Redeemable Net Loss	$ (1,000)		$ 10,361,129					$ (27,273,791)
Denominator: Weighted Average Non-Redeemable Class A and B Common Stock
Non-Redeemable Class B Common Stock, Basic and Diluted	7,500,000		10,350,000					10,350,000
Basic and diluted net loss per share, Class B	$ 0		$ 1.00					$ (2.64)